Inventories, net (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Finished goods	$ 31,000	$ 0
Raw materials	1,597,000	781,222
Growing crops	$ 3,275,000	2,605,891
Total inventories, net		$ 3,387,113